ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses for the Previous Three Years (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Balance at beginning of year	$ 43,149	$ 42,820	$ 43,829
Provision for loan and lease losses	9,322	7,926	3,369
Loans charged off	(6,652)	(11,660)	(7,877)
Recoveries	3,603	4,063	3,499
Balance at end of year	49,422	43,149	42,820
Balance at beginning of year, covered	10,249	10,038	18,901
Provision for loan and lease losses - covered	818	1,715	(1,841)
Loans charged-off	4,462	8,896	18,096
Recoveries	1,934	7,392	11,074
Balance at end of year, covered	8,539	10,249	10,038
Balance at beginning of year, Covered and Noncovered	53,398	52,858	62,730
Provision for Loan and Lease Losses, Covered and Uncovered	10,140	9,641	1,528
Loans charged-off, Covered and Noncovered	11,114	20,556	25,973
Recoveries, Covered and Noncovered	5,537	11,455	14,573
Balance at end of year, Covered and Noncovered	$ 57,961	$ 53,398	$ 52,858